Commitments and contingencies - Schedule Of Balance Sheet Information Related to Operating Lease (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	¥ 474,361	¥ 522,936
Lease liabilities	¥ 502,997	¥ 548,699
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities (Note 12)	Other liabilities (Note 12)
Weighted average:
Remaining lease term	13 years 6 months	14 years
Discount rate	1.06%	0.97%